Note 14: Credit Quality of Long-Term Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Credit Quality, Additional Information	We determine credit ratings for each customer in the portfolio based upon public information and information obtained directly from our customers. We conduct a review of customer credit ratings, published historical credit default rates for different rating categories, and multiple third party aircraft value publications as a basis to validate the reasonableness of the allowance for losses on these balances quarterly or when events and circumstances warrant. The credit ratings listed below range from “A” which indicates an extremely strong capacity to meet financial obligations and the receivable is either collateralized or uncollateralized, to “D” which indicates that payment is in default and the receivable is uncollateralized.
Financing Receivable, Credit Quality, Date Ratings Updated Range	quarterly or when events and circumstances warrant.
Aerospace Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Reserve For Credit Losses And Exposure, Beginning Balance	$ 42,000,000
Financing Receivable Reserve For Credit Losses And Exposure Provisions	25,000,000
Financing Receivable Reserve For Credit Losses And Exposure Write Offs	0
Financing Receivable Reserve For Credit Losses And Exposure, Recoveries	(9,000,000)
Financing Receivable Reserve For Credit Losses And Exposure, Other	12,000,000
Financing Receivable Reserve For Credit Losses And Exposure, Ending Balance	70,000,000
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	70,000,000	42,000,000
Financing Receivable, Individually Evaluated for Impairment	569,000,000	614,000,000
Financing Receivable, Allowance for Credit Losses, Risk Characteristics	Economic conditions and air travel influence the operating environment for most airlines, and the financial performance of our aerospace businesses is directly tied to the economic conditions of the commercial aerospace and defense industries. Additionally, the value of the collateral is also closely tied to commercial airline performance and may be subject to exposure of reduced valuation as a result of market declines.
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	Factors considered in assessing collectability and risk include, but are not limited to, examination of credit quality indicators and other evaluation measures, underlying value of any collateral or security interests, significant past due balances, historical losses, and existing economic conditions.
Financing Receivable, Allowance for Credit Losses, Policy for Uncollectible Amounts	Uncollectible long-term receivables are written-off when collection of the indebtedness has been pursued for a reasonable period of time without collection; the customer is no longer in operation; or judgment has been levied, but the underlying assets are not adequate to satisfy the indebtedness.
Aerospace Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	569,000,000	614,000,000
Long-term Trade Accounts Receivable Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	204,000,000	198,000,000
Long-term Trade Accounts Receivable Financing Receivable [Member] | A Low Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	201,000,000	193,000,000
Long-term Trade Accounts Receivable Financing Receivable [Member] | B Moderate Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,000,000	5,000,000
Long-term Trade Accounts Receivable Financing Receivable [Member] | C High Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Long-term Trade Accounts Receivable Financing Receivable [Member] | D In Default Uncollateralized Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Notes and Leases Receivable Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	365,000,000	416,000,000
Notes and Leases Receivable Financing Receivable [Member] | A Low Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0	0
Notes and Leases Receivable Financing Receivable [Member] | B Moderate Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	295,000,000	336,000,000
Notes and Leases Receivable Financing Receivable [Member] | C High Risk Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	70,000,000	80,000,000
Notes and Leases Receivable Financing Receivable [Member] | D In Default Uncollateralized Internally Assigned Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 0	$ 0